Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

January 28, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
    File Nos. 333-201530 and 811-23024

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series is Post-Effective Amendment No. 84 and Amendment No. 86 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register shares on behalf of Pacer Data and Digital Revolution ETF and Pacer Industrials, Logistics, and Fulfillment ETF, each a new series of the Trust.

If you have any questions or require further information, please contact me at alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust